Equity (Details) - Schedule of Fair Value of Restricted Stock Units - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Schedule of Fair Value of Restricted Stock Units [Abstract]
Beginning balance, Restricted stock units		30,000		150
Beginning balance, Fair value		$ 14,379,698		$ 9,525,000
Granted, Restricted stock units
Granted, Fair value
Released, Restricted stock units	[1]			(150)
Released, Fair value	[1]
Exchanged, Restricted stock units		(30,000)	[2]	30,000	[1]
Exchanged, Fair value		$ (14,379,698)	[2]		[1]
Fair value adjustment, Restricted stock units
Fair value adjustment, Fair value				$ 4,854,698
Ending balance, Restricted stock units				30,000
Ending balance, Fair value				$ 14,379,698

[1]	As part of the Flip-Up transaction, as mentioned in Note 1, the 150 restricted stock units granted by subsidiary Lifezone Limited in 2021 units were exchanged for 30,000 restricted stock units in Lifezone Holdings in May 2022.
[2]	The final transaction steps of the SPAC Transaction involved the exercise of all outstanding restricted stock units for shares in Lifezone Holdings, before all outstanding shares of Lifezone Holdings were exchanged for shares in Lifezone. On the Closing Date, Lifezone purchased the shares of Lifezone Holdings at a ratio of c. 94:1, translating in 2,819,653 new Lifezone shares.